A and C Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Kinetics Multi-Disciplinary Income Fund
KINETICS MUTUAL FUNDS, INC.

Kinetics Multi-Disciplinary Fund

Advisor Class A (KMDAX)

Advisor Class C (KMDCX)

Supplement dated July 7, 2014

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) dated April 30, 2014

Effective immediately, the Kinetics Multi-Disciplinary Fund’s name is changed.  The new name is the “Kinetics Multi-Disciplinary Income Fund.”  All references in the Prospectuses and SAI to “Multi-Disciplinary Fund” are replaced with “Multi-Disciplinary Income Fund”.

Kinetics Asset Management LLC, the investment adviser to the Kinetics Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust, has advised the Fund that also effective immediately, the name of the Kinetics Multi-Disciplinary Portfolio is changed.  The new name is the “Kinetics Multi-Disciplinary Income Portfolio.”  All references in the Prospectuses and SAI to “Multi-Disciplinary Portfolio” are replaced with “Multi-Disciplinary Income Portfolio”.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE